Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of Xcel Brands, Inc. and its wholly owned subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the Securities and Exchange Commission’s (the “SEC”) accounting rules under Regulation S-X. All material intercompany accounts and transactions have been eliminated in consolidation.

Basis of Accounting, Policy [Policy Text Block]
Presentation of Predecessor Financial Statements

The financial statements covered by the Predecessor have been prepared for the purpose of complying with the rules and regulations of the U.S. Securities and Exchange Commission. The Isaac Mizrahi Business operated by the Predecessor prior to the Merger (the “Licensing Business”) is not a separate legal entity, thus the financial statements of the Licensing Business are not necessarily indicative of the results of operations that would have occurred if the Licensing Business had been operated as a separate legal entity.

All of the allocations and estimates in the accompanying Predecessor financial statements are based on assumptions that IM Ready and XCel management (collectively “predecessor management”) believe are reasonable, and reasonably approximate the historical costs that the Licensing Business would have incurred as a separate entity. However, these allocations and estimates are not necessarily indicative of the costs and expenses that would have resulted if the Licensing Business had been operated as a separate entity. The allocation of expenses were made to comply with the guidance provided by Staff Accounting Bulletin Topic 1B1, “Allocation of Expenses and Related Disclosure in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of another Entity”.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the year. Actual results could be affected by those estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Actual results could be affected by those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other current liabilities, the carrying amounts approximate fair value due to the short-term maturities of these instruments. The carrying value of the debt approximates fair value because the fixed interest rate approximates market rate.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value

ASC Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Subtopic 820-10 outlines a valuation framework, creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. We have contingent obligations that are required to be measured at fair value on a recurring basis. Our contingent obligations were measured using inputs from Level 3 of the fair value hierarchy, which states:

Level 3 – unobservable inputs that reflect our assumptions that market participants would use in pricing assets or liabilities based on the best information available. The Company’s earn-out obligation (See Note 5) is based upon future net royalty revenues.

Fair Value

The Financial Standards Accounting Board’s accounting standard codification (“ASC”) Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Subtopic 820-10 outlines a valuation framework, creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. We have contingent obligations that are required to be measured at fair value on a recurring basis. Our contingent obligations were measured using inputs from level 3 of the fair value hierarchy, which states:

Level 3 – unobservable inputs that reflect our assumptions that market participants would use in pricing assets or liabilities based on the best information available. The Company’s earn-out obligation (detailed in Note 5, Debt) is based upon projected revenues as defined in the Transaction agreements.

Receivables, Policy [Policy Text Block]
Accounts Receivable

Accounts receivable represent amounts that are due to the Company by its licensees and other operating account debtors in the normal course of business. As of June 30, 2013 the Company has $3,718,000 of accounts receivable, net of allowance for doubtful accounts of $29,000. As of December 31, 2012 the Company had $3,428,000 of accounts receivable, net of allowance for doubtful accounts of $25,000. The accounts receivable balance includes $1,147,000 and $699,000 of earned revenue that has been accrued but not billed as of June 30, 2013 and December 31, 2012, respectively.

Accounts Receivable

Accounts receivable represent amounts that are due to the Company by its licensees and other operating account debtors in the normal course of business. As of December 31, 2012 the Company has $3,428,000 of accounts receivables, net of allowance for doubtful accounts of $25,000, which is deemed sufficient by Management. As of December 31, 2011 the Company had $2,191,000 of accounts receivable, net of allowance for doubtful accounts of $0, of which the entire amount was collected during 2012. The accounts receivable balance includes $699,000 and $377,000 of earned revenue that has been accrued but not billed as of December 31, 2012 and December 31, 2011, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Furniture, equipment and software are recorded at cost and depreciated using the straight-line method over their estimated useful lives, generally three (3) to seven (7) years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the terms of the leases. Betterments and improvements are capitalized, while repairs and maintenance are expensed as incurred.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Trademarks, Goodwill and Other Intangible Assets

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) for Intangibles, Goodwill and Other (“ASC Topic 350”). Under this standard, goodwill and indefinite lived assets are not amortized. The Company’s definite lived intangible assets are amortized over their estimated useful lives. No triggering events or indicators of impairment were noted in the Current Six Months.

Under this standard, the Company annually has the option to first assess qualitatively whether it is more likely than not that there is an impairment. The Company completed its annual quantitative assessment of trademarks, goodwill and other intangibles at December 31, 2012 and determined that no impairment charges were required.

Trademarks, Goodwill and Other Intangible Assets

The Company follows ASC Topic 350 for Intangibles, Goodwill, and Other. Under this standard, goodwill and indefinite lived assets are not amortized. The Company’s definite lived intangible assets are amortized over their estimated useful lives of four years.

Under this standard, the Company annually has the option to first assess qualitatively whether it is more likely than not that there is an impairment. The Company completed its annual qualitative assessment and a separate quantitative analysis of its trademarks, other intangibles and goodwill at December 31, 2012 and determined that no further analysis or impairment charges were required.

Deferred Finance Costs [Policy Text Block]
Deferred Finance Costs

Costs incurred in connection with debt issued is deferred and amortized as interest expense over the term of the related debt using the effective interest method. The amortization expense is included in interest expense in the consolidated statements of operations.

Contingent Obligation, Policy [Policy Text Block]
Contingent Obligations

Management analyzes and quantifies the expected earn-out payments over the applicable pay-out period.  Management assesses no less frequently than each reporting period the status of contingent obligations and any expected changes in the fair market value of such contingent obligations.  Any change in the expected obligation will result in expense or income recognized in the period in which it is determined fair market value of the carrying value has changed. There was no change in the contingent obligation for the Current Six Months.

Contingent Obligations

Management continues to analyze and quantify the expected earn-out payments over the applicable pay-out period. Management will assess no less frequently than each reporting period the fair value of contingent obligations. Any change in the expected obligation will result in an expense or income recognized in the period in which it is determined the fair market value of the obligation has changed.

Income Tax, Policy [Policy Text Block]
Income Taxes

Income tax expense consists of the tax payable for the period and the change during the period in deferred tax assets and liabilities. Deferred income taxes are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted rates in effect during the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. Tax positions shall initially be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a probability of fifty percent (50%) or greater of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

The Company has no unrecognized tax benefits as of June 30, 2013 and December 31, 2012. The Company’s U.S. Federal and state and local income tax returns are closed prior to fiscal year 2009 and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

If applicable, the Company would recognize interest and penalties associated with tax matters as part of the income tax provision, and include accrued interest and penalties with accrued expenses in the condensed consolidated balance sheets.

Income Taxes

Income tax expense consists of the tax payable for the period and the change during the period in deferred tax assets and liabilities. Deferred income taxes are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted rates in effect during the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 Accounting for Income Taxes clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. Tax positions shall initially be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a probability of fifty percent (50%) or greater of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

The Company has no unrecognized tax benefits as of December 31, 2012 and December 31, 2011. The Company’s U.S. Federal, state and local income tax returns are closed prior to fiscal year 2009 and management continually evaluates expiring statues of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

If applicable, the Company would recognize interest and penalties associated with tax matters as part of the income tax provision, and include accrued interest and penalties with accrued expenses in the consolidated balance sheets.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Licensing revenue is generated from licenses and is based on reported sales of licensed products bearing our trademarks, at royalty rates specified in the license agreements. These agreements are also subject to contractual minimum levels.

Design and service fees are recorded and recognized in accordance with the terms and conditions of each service contract, including the Company meeting its obligations and providing the relevant services under each contract.  Generally, we record on a straight line basis, each base fee as stated in each service agreement for the covered period and, if applicable, we recognize additional payments received that relate to a future period as deferred revenue, until service is provided or revenue is otherwise earned.

We recognize revenue from our retail store upon sale of our products to retail consumers, net of estimated returns.

Revenue Recognition

The Company recognizes revenue when persuasive evidence of a sale arrangement exists, delivery has occurred and services have been rendered, the sales price is fixed and determinable, and collectability is reasonable assured. The Company has two types of revenues: (i) royalties based on the sale of products by its licensees or other contractual partners, and (ii) design and service fees based on services provided. Revenues from royalties are recognized when earned, which includes guaranteed minimum royalties, if any, and additional revenues based on a percentage of sales by our licensees or other contractual partners for each period as defined in each license agreement. Royalties exceeding the guaranteed minimum amounts are recognized as income during the period that corresponds to the licensee’s or partner’s sales.

Design and service fees are recorded and recognized in accordance with the terms and conditions of each design fee contract, including the Company meeting its obligations and providing the relevant services under each contract. Generally, we record on a straight line basis each base fee as stated in each design fee service agreement for the covered period and, if applicable, we recognize additional payments received that are related to a future period as deferred revenue, until service is provided or revenue is earned.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents, and accounts receivable. We limit our credit risk with respect to cash by maintaining cash balances with quality financial institutions. At times our cash and cash equivalents may exceed federally insured limits. Concentrations of credit risk with respect to accounts receivable are minimal due to the limited amount of outstanding receivables and due to the nature of our royalty revenues. Generally, we do not require collateral or other security to support accounts receivables.

Significant Contracts [Policy Text Block]
Significant Contracts

QVC Agreement

Pursuant to the QVC Agreement, the Company designs, and QVC sources and sells, various products under the “IsaacMizrahiLIVE” brand. The IsaacMizrahiLIVE licensing program launched on QVC in 2010, and includes the sale of products across various categories including apparel, footwear, handbags, accessories, kitchen, soft home, and food through QVC’s television media and related internet sites primarily in the United States. The initial term of the QVC Agreement continues through September 30, 2015, and renews automatically for successive one-year periods unless terminated by either party. Under the QVC Agreement, QVC pays the Company fees based primarily on a percentage of QVC's net sales of Isaac Mizrahi branded merchandise. The QVC Agreement also requires that the Company pay to QVC (and/or IM Ready as assignee from QVC), a percentage of the Company’s net royalty revenue from its other licenses related to the IM Brands. Revenues from QVC were approximately $7.7 million for the year ended December 31 2012, representing 59% of the Company’s total revenues. QVC revenues were approximately $1.9 million and $5.4 million for the period from September 29, 2011 to December 31, 2011 (the Successor period) and for the period from January 1, 2011 to September 28, 2011 (the Predecessor periods), respectively, which represents 67% and 62% of total revenues for the Isaac Mizrahi Business, respectively. As of December 31, 2012 and December 31, 2011, the Company had a receivable from QVC in the amount of $1.9 million and $1.8 million representing 55% and 82% of the Company’s account receivable, respectively.

LCNY Agreement

In connection with the acquisition of the Isaac Mizrahi Business, the Company assumed and entered into an amended and restated agreement with FNP dated September 29, 2011, which was amended on January 25, 2013 (collectively the “LCNY Agreement”). Pursuant to the LCNY Agreement, the Company provides design services to FNP for the “Liz Claiborne New York” brand, which is sold exclusively through QVC. The initial term of the LCNY Agreement continues through July 31, 2013, after which there is an initial renewal term through July 31, 2016, followed by four one-year renewal terms through July 31, 2020, unless otherwise terminated based on the terms of the FNP License Agreement. Under the LCNY Agreement, FNP pays the Company royalties based on a percentage of royalties FNP receives from QVC under a separate license agreement between FNP and QVC (the “FNP License Agreement”). Revenues under the LCNY Agreement totaled approximately $1.7 million for the year ended December 31, 2012, representing approximately 13% of the Company’s total revenues. For the period from September 29, 2011 to December 31, 2011 and the period from January 1, 2011 to September 28, 2011 revenues under the LCNY Agreement totaled approximately $0.4 million and $2.5 million, respectively, representing 13% and 28% of the Company’s total revenues, respectively. The revenues during the Predecessor period includes amortized revenue of $1.7 million for the period from January 1, 2011 to September 28, 2011 that relates to a one-time fee of $9,000,000 that the Predecessor received from FNP in 2009, which was recorded as a deferred royalty payment by the Predecessor. As of December 31, 2012 and December 31, 2011, the Company had a receivable from FNP relating to revenues earned by the Company but not yet due from FNP in the amount of $0.7 million and $0.4 million representing 20% and 18% of the Company’s receivables, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 - Stock Compensation, by recognizing the fair value of stock-based compensation in the unaudited condensed consolidated statements of operations. Stock-based compensation can include stock options and restricted stock grants.

Stock Options - The fair value of the Company’s stock option awards are estimated using the Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award.

Restricted Stock - Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date the common stock is granted. The compensation cost is recognized over the period between the grant date and the date any restrictions lapse. For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

The calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based compensation is amortized over the service period of the awards.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Stock Compensation, by recognizing the fair value of stock-based compensation in the consolidated statement of operations. Stock-based compensation can include stock options and restricted stock grants.

Stock Options - The fair value of the Company’s stock option awards are estimated using the Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award (The calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period). The fair value of stock options is amortized over the service period of the awards.

Restricted Stock - Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date the common stock is granted. The compensation cost is recognized over the period between the grant date and the date any restrictions lapse. For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Advertising Costs, Policy [Policy Text Block]
Advertising Costs

All costs associated with production for the Company’s advertising campaigns are expensed during the periods when the activities take place. All other advertising costs such as print and online media are expensed when the advertisement occurs. The Company incurred no advertising costs for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011, respectively.

Lease, Policy [Policy Text Block]
Operating Leases
Total rent payments under operating leases that include scheduled payment increases and rent holidays are amortized on a straight-line basis over the term of the lease. Landlord allowances are amortized by the straight-line method over the term of the lease as a reduction of rent expense.

Earnings Per Share, Policy [Policy Text Block]
Earnings (loss) per Share

Basic earnings (loss) per share excludes dilution and is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share reflect, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and warrants. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options, warrants and restricted stock outstanding were exercised into common stock, except when there is a net loss, in which case basic and diluted weighted average common shares shall be the same.

Earnings per Share

Basic earnings per share excludes dilution and is computed by dividing net income (or loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and warrants. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options, warrants and restricted stock outstanding were exercised into common stock.

Segment Reporting, Policy [Policy Text Block]	Segment Reporting The Company operates in one segment.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

Recently Issued Accounting Standards

In July 2012, the FASB issued ASU 2012-02, “Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” ASU 2012-02 simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. Examples of intangible assets subject to the guidance include indefinite-lived trademarks, licenses, and distribution rights. The standard applies to all public, private, and not-for-profit organizations. The amendments in this update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company did early adopt. The adoption of ASU No. 2012-02 did not have a material impact on the Company’s results of operations or the Company’s consolidated financial position.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Inventory, Policy [Policy Text Block]
Inventory

Inventories are stated at the lower of cost or market using the first in first out (“FIFO”) method. All inventory consists of finished goods and is located at the retail store location. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs, write-offs and shrinkage are charged to cost of goods sold. In the Current Six Months, the Company experienced shrinkage of $4,000.